Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary of the Major Components of the Company's Income Tax Expense

The following is a summary of the major components of the Company’s income tax expense:

(in millions of Canadian dollars)	2012	2011	2010

Current income tax expense (recovery)	$12	$(60)	$9

Deferred income tax expense
Origination and reversal of temporary differences	144	194	244
Effect of tax rate increases	11	–	–
Effect of hedge of net investment in foreign subsidiaries	(9)	8	(18)
Tax credits	(4)	(15)	(16)
Other	(2)	–	1

Total deferred income tax expense	140	187	211

Total income taxes	$152	$127	$220

Income before income tax expense
Canada	$464	$430	$577
Foreign	172	267	294

Total income before income tax expense	$636	$697	$871

Income tax expense (recovery)
Current
Canada	$6	$(59)	$(1)
Foreign	6	(1)	10

Total current income tax expense (recovery)	12	(60)	9

Deferred
Canada	120	115	122
Foreign	20	72	89

Total deferred income tax expense	140	187	211

Total income taxes	$152	$127	$220

Components of Deferred Income Tax Assets and Liabilities

The provision for deferred income taxes arises from temporary differences in the carrying values of assets and liabilities for financial statement and income tax purposes and the effect of loss carry forwards. The items comprising the deferred income tax assets and liabilities are as follows:

(in millions of Canadian dollars)	2012	2011

Deferred income tax assets
Restructuring liability	$24	$16
Amount related to tax losses carried forward	322	377
Liabilities carrying value in excess of tax basis	295	327
Future environmental remediation costs	31	34
Tax credits carried forward including minimum tax	122	116
Other	71	57

Total deferred income tax assets	865	927

Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,676	2,608
Other long-term assets carrying value in excess of tax basis	7	18
Other	20	19

Total deferred income tax liabilities	2,703	2,645

Total net deferred income tax liabilities	1,838	1,718
Current deferred income tax assets	254	101

Long-term deferred income tax liabilities	$2,092	$1,819

Expected Income Tax Expense Reconciled To Income Tax Expense

The Company’s consolidated effective income tax rate differs from the expected statutory tax rates. Expected income tax expense at statutory rates is reconciled to income tax expense as follows:

(in millions of Canadian dollars, except percentage)	2012	2011	2010

Statutory federal and provincial income tax rate	26.09%	28.75%	29.15%

Expected income tax expense at Canadian enacted statutory tax rates	$166	$200	$254
Increase (decrease) in taxes resulting from:
Items not subject to tax	(4)	(3)	(3)
Canadian tax rate differentials	(1)	(8)	(10)
Foreign tax rate differentials	(17)	(4)	—
Effect of tax rate increases	11	—	—
Tax credits	(4)	(15)	(16)
Other(1)	1	(43)	(5)

Income tax expense	$152	$127	$220

(1) Substantially all amounts in 2011 relate to uncertain tax positions.

Reconciliation of Uncertain Tax Positions In Relation To Unrecognized Tax Benefits for Canada and the United States

The following table provides a reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States for the year ended December 31, 2012:

(in millions of Canadian dollars)	2012	2011	2010

Unrecognized tax benefits at January 1	$19	$60	$61
Increase in unrecognized:
Tax benefits related to the current year	2	3	5
Gross uncertain tax benefits related to prior years	—	1	2
Dispositions:
Gross uncertain tax benefits related to prior years	(2)	(45)	(5)
Settlements with tax authorities	—	—	(3)

Unrecognized tax benefits as at December 31	$19	$19	$60